Acquisition - Purchase Price Allocation (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2023	Dec. 16, 2022	Aug. 02, 2022	Sep. 30, 2021
Purchase price allocation
Goodwill	$ 7,816	$ 7,535	$ 7,816	$ 0
Measurement Period Adjustment, Goodwill	$ 238
Mariadb Corporation Ab
Purchase price allocation
Goodwill		7,535				$ 4,649
Measurement Period Adjustment, Goodwill		$ 3,083
Sector 42 Technologies, Inc and CubeWerx Inc
Purchase price allocation
Cash and cash equivalents					$ 5
Accounts receivable, net					47
Property, plant and equipment, net					4
Intangible assets, net					670
Other assets					103
Total identifiable assets acquired					829
Accounts payable					40
Accrued expenses					16
Deferred tax liability					238
Other liabilities					39
Total identifiable liabilities assumed					333
Total identifiable net assets					496
Goodwill					3,321
Sector 42 Technologies, Inc and CubeWerx Inc | Previously Reported [Member]
Purchase price allocation
Cash and cash equivalents					5
Accounts receivable, net					47
Property, plant and equipment, net					4
Intangible assets, net					670
Other assets					103
Total identifiable assets acquired					829
Accounts payable					40
Accrued expenses					16
Other liabilities					39
Total identifiable liabilities assumed					95
Total identifiable net assets					734
Goodwill					3,083
Sector 42 Technologies, Inc and CubeWerx Inc | Revision of Prior Period, Adjustment [Member]
Purchase price allocation
Deferred tax liability					238
Total identifiable liabilities assumed					238
Total identifiable net assets					(238)
Goodwill					238
Sector 42 Technologies, Inc and CubeWerx Inc | Mariadb Corporation Ab
Purchase price allocation
Cash and cash equivalents					5
Accounts receivable, net					47
Property, plant and equipment, net					4
Intangible assets, net					670
Other assets					103
Total identifiable assets acquired					829
Accounts payable					40
Accrued expenses					16
Other liabilities					39
Total identifiable liabilities assumed					95
Total identifiable net assets					734
Goodwill					$ 3,083